Average Annual Total Returns - Transamerica Legg Mason Dynamic Allocation - Growth VP	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Legg Mason Dynamic Allocation – Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Legg Mason Dynamic Allocation – Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Legg Mason Dynamic Allocation – Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(2.17%)	4.07%	4.80%	May 01, 2012	18.40%	15.22%	14.41%	16.42%	[1],[2]	12.00%	[1],[2]	10.96%	[1],[2]

[1]	The Transamerica Legg Mason Dynamic Allocation – Growth VP Blended Benchmark consists of the following: S&P 500®, 56%; Bloomberg Barclays US Aggregate Bond Index, 21%; Bloomberg Barclays Long Treasury Index, 9%; MSCI EAFE Index, 7%; and Russell 2000® Index, 7%. Prior to June 9, 2014, the Blended Benchmark consisted of the following: S&P 500®, 56%; Bloomberg Barclays Long Treasury Index, 21%; Bloomberg Barclays US Aggregate Bond Index, 9%; MSCI EAFE Index, 7%; and Russell 2000® Index, 7%.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.